Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Joint Ventures (Detail) $ in Thousands			12 Months Ended
	Dec. 30, 2021 CLP ($)	Dec. 30, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets			$ 1,268,252,493	$ 1,026,401,196
Non-current Assets			8,232,071,103	6,878,070,388
Current Liabilities			2,132,326,217	1,045,480,165
Non-current Liabilities			4,021,504,481	3,264,716,920
Cash and cash equivalents			309,975,140	332,036,013	$ 235,684,500	$ 245,171,924
Revenues			2,829,682,404	2,548,384,317	2,624,576,323
Depreciation and amortization expense			(210,927,656)	(229,957,019)	(236,627,387)
Income tax expense			(15,138,658)	81,305,107	(61,227,904)
Profit (loss)			100,710,134	(52,386,835)	316,093,218
Comprehensive Income			10,240,748	$ 66,969,126	$ 281,237,424
Sale of equity interest			$ 11,786,767
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest			50.00%	50.00%
Current Assets				$ 7,157,805
Non-current Assets				10,068,936
Current Liabilities				806,841
Non-current Liabilities				1,517,515
Cash and cash equivalents				4,261,166
Revenues			$ 896,616	4,643,283
Other fixed operating expenses			(239,154)	(268,806)
Depreciation and amortization expense			(824,314)	(782,799)
Other Income			25,735	4,187
Interest income			61,769	29,103
Income tax expense			(505,710)	(921,039)
Profit (loss)			(585,058)	2,703,929
Comprehensive Income			$ (585,058)	$ 2,703,929
Percentage of ownership interest transferred	50.00%	50.00%
Sale of equity interest	$ 11,786,767	$ 13,862,707
Profit on sale of equity interest	$ 9,968,845
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest			50.00%
Current Assets			$ 4,008,576
Non-current Liabilities			4,006,021
Cash and cash equivalents			$ 2,555